Subsequent Event (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 08, 2025	Jun. 30, 2025	Dec. 31, 2025	May 31, 2025	May 11, 2025
Subsequent Event (Details) [Line Items]
Common shares issued		2,002,222		55,850	27,934
Reverse stock split		1 to 20	1-for-20
Convertible indebtedness amount (in Dollars)		$ 2,577,939
Received gross proceeds (in Dollars)		2,155,630
Principal amount (in Dollars)	$ 1,666,667
Gross proceeds (in Dollars)	$ 1,500,000
Original issue discount percentage	10.00%
Issuance of Warrants	1,401,880
Exercise price of warrants (in Dollars per share)	$ 0.3378
Number of shares adjusted to warrants	145,844
Adjusted to exercise price of warrant (in Dollars per share)	$ 3.247
Settlement of Convertible Bonds [Member]
Subsequent Event (Details) [Line Items]
Cash (in Dollars)		$ 437,795
Common shares issued		399,999
Issuance of Restricted Shares for Services [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		17,662
Board of Directors [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		500,000
Equity Line of Credit [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		338,198
Reverse stock split		1 to 20
Received gross proceeds (in Dollars)		$ 1,919,058
Issuance of Common Shares Under the PIPE [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		300,354
Restricted Shares [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		353,232
Common Shares [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		7,999,996			558,677
Common Shares [Member] | Issuance of Common Shares Under the PIPE [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		6,007,052
Reverse Stock Split [Member]
Subsequent Event (Details) [Line Items]
Common shares issued		6,763,952